Share Capital - Authorized capital (Details)	6 Months Ended
Dec. 31, 2022 CAD ($) shares
Share Capital
Number of common shares issued for exercise of stock options (in shares) | shares	150,000
Amount received from exercise of stock options	$ 112,500
Amount transferred from contributed surplus to share capital	$ 100,104